---------------------------------
                                               OMB Number:             3235-0006
                                               Expires:        December 31, 2006
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                                -------------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one):   [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leuthold Weeden Capital Management, LLC
Address:  100 North Sixth Street
          Suite 412A
          Minneapolis, MN  55403

Form 13F File Number:  028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Roger Peters
Title:  Chief Compliance Officer
Phone:  (612) 332-9141


Signature, Place, and Date of Signing:

/s/ Roger Peters                  Minneapolis, MN                May 12, 2006
--------------------------------------------------------------------------------
Roger Peters                        City, State                       Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                           0
                                                    ---------------

Form 13F Information Table Entry Total:                    118
                                                    ---------------

Form 13F Information Table Value Total:               1,347,717
                                                    ---------------
                                                      (thousands)


List of Other Included Managers:    NONE

Page 1 of 6                                                                                                               03/31/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      COMMON     002824100       12,193   287,089 SH       SOLE                                287,089
------------------------------------------------------------------------------------------------------------------------------------
ADR Companhia Vale Do
Rio Doce                  ADR       204412209        6,741   138,903 SH       SOLE                                138,903
------------------------------------------------------------------------------------------------------------------------------------
Advanced Digital
Information Corp         COMMON     007525108        4,761   542,203 SH       SOLE                                542,203
------------------------------------------------------------------------------------------------------------------------------------
AirTran Holdings Inc.    COMMON     00949P108        8,209   453,288 SH       SOLE                                453,288
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc                COMMON     013716105        8,839   193,277 SH       SOLE                                193,277
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc.               COMMON     013716105        5,784   126,481 SH       SOLE                                126,481
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                COMMON     013817101       17,911   586,089 SH       SOLE                                586,089
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                COMMON     013817101        5,387   176,281 SH       SOLE                                176,281
------------------------------------------------------------------------------------------------------------------------------------
Alkermes Inc             COMMON     01642T108        6,287   285,108 SH       SOLE                                285,108
------------------------------------------------------------------------------------------------------------------------------------
American Science &
Engineering              COMMON     029429107       15,773   168,873 SH       SOLE                                168,873
------------------------------------------------------------------------------------------------------------------------------------
Amgen                    COMMON     031162100        7,809   107,337 SH       SOLE                                107,337
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp                 COMMON     001765106       35,274 1,304,027 SH       SOLE                              1,304,027
------------------------------------------------------------------------------------------------------------------------------------
Analogic Corporation     COMMON     032657207        2,317    35,000 SH       SOLE                                 35,000
------------------------------------------------------------------------------------------------------------------------------------
Ansys Incorporated       COMMON     03662Q105        5,348    98,764 SH       SOLE                                 98,764
------------------------------------------------------------------------------------------------------------------------------------
Applera Applied
Biosystems Grp           COMMON     038020103        5,610   206,717 SH       SOLE                                206,717
------------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC           ADR       046353108       17,733   353,039 SH       SOLE                                353,039
------------------------------------------------------------------------------------------------------------------------------------
Barr Laboratories        COMMON     068306109       13,386   212,536 SH       SOLE                                212,536
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton ADR          ADR       088606108       36,734   921,816 SH       SOLE                                921,816
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc          COMMON     09062X103        5,765   122,398 SH       SOLE                                122,398
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myer Squibb      COMMON     110122108        7,251   294,642 SH       SOLE                                294,642
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
Santa Fe                 COMMON     12189T104       20,503   246,046 SH       SOLE                                246,046
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 6                                                                                                               03/31/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CACI International Inc-
CL A                     CLASS A    127190304        9,375   142,587 SH       SOLE                                142,587
------------------------------------------------------------------------------------------------------------------------------------
Canadian Natl Railway    COMMON     136375102       17,108   377,822 SH       SOLE                                377,822
------------------------------------------------------------------------------------------------------------------------------------
Canadian Pacific Railway
Ltd                      COMMON     13645T100       12,410   248,357 SH       SOLE                                248,357
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp             COMMON     151020104       12,665   286,400 SH       SOLE                                286,400
------------------------------------------------------------------------------------------------------------------------------------
Central European Equity
Fund                     COMMON     153436100        1,607    33,041 SH       SOLE                                 33,041
------------------------------------------------------------------------------------------------------------------------------------
Cepheid Inc.             COMMON     15670R107        3,066   334,748 SH       SOLE                                334,748
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.             COMMON     156782104       27,367   576,748 SH       SOLE                                576,748
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp   COMMON     165167107       20,049   638,312 SH       SOLE                                638,312
------------------------------------------------------------------------------------------------------------------------------------
Citrix Systems           COMMON     177376100        8,725   230,220 SH       SOLE                                230,220
------------------------------------------------------------------------------------------------------------------------------------
Cognos Inc               COMMON     19244C109        4,246   109,157 SH       SOLE                                109,157
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp           COMMON     205638109        4,619   589,913 SH       SOLE                                589,913
------------------------------------------------------------------------------------------------------------------------------------
Continental Airlines     COMMON     210795308       23,595   877,130 SH       SOLE                                877,130
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                 COMMON     126408103       13,478   225,383 SH       SOLE                                225,383
------------------------------------------------------------------------------------------------------------------------------------
Cubic Corp               COMMON     229669106        1,256    52,483 SH       SOLE                                 52,483
------------------------------------------------------------------------------------------------------------------------------------
Davita Inc               COMMON     23918K108       10,661   177,061 SH       SOLE                                177,061
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp/Mass            COMMON     268648102        9,803   719,204 SH       SOLE                                719,204
------------------------------------------------------------------------------------------------------------------------------------
Encana Corp              COMMON     292505104        6,075   129,996 SH       SOLE                                129,996
------------------------------------------------------------------------------------------------------------------------------------
Essex Corp               COMMON     296744105        3,537   160,620 SH       SOLE                                160,620
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Inc           COMMON     303250104        4,661   117,652 SH       SOLE                                117,652
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc            COMMON     368710406       12,007   142,081 SH       SOLE                                142,081
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp - Genl
Division                 COMMON     372917104        5,458    81,201 SH       SOLE                                 81,201
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 6                                                                                                               03/31/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc      COMMON     375558103       10,702   172,001 SH       SOLE                                172,001
------------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADS   ADR       37733W105        8,743   167,146 SH       SOLE                                167,146
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp  COMMON     44914M104        4,788   146,866 SH       SOLE                                146,866
------------------------------------------------------------------------------------------------------------------------------------
Imation Corp             COMMON     45245A107        3,673    85,594 SH       SOLE                                 85,594
------------------------------------------------------------------------------------------------------------------------------------
IMS Health               COMMON     449934108        7,784   302,056 SH       SOLE                                302,056
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd                 COMMON     453258402       18,939   379,613 SH       SOLE                                379,613
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                COMMON     453258402       29,004   581,369 SH       SOLE                                581,369
------------------------------------------------------------------------------------------------------------------------------------
Informatica Corp         COMMON     45666Q102        4,056   260,857 SH       SOLE                                260,857
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Brazil     MSCI BRAZIL 464286400        8,270   207,005 SH       SOLE                                207,005
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Emerging
Markets                  MSCI EMER  464287234       18,216   184,004 SH       SOLE                                184,004
------------------------------------------------------------------------------------------------------------------------------------
iShares MSCI Japan Index
Fund                     MSCI JAPAN 464286848       52,756 3,663,592 SH       SOLE                              3,663,592
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Malaysia    MSCI MALAY 464286830        2,710   362,775 SH       SOLE                                362,775
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI South
Africa                   MSCI S AFR 464286780        4,405    38,305 SH       SOLE                                 38,305
------------------------------------------------------------------------------------------------------------------------------------
Ishares MSCI South Korea MSCI S KOR 464286772        5,946   127,465 SH       SOLE                                127,465
------------------------------------------------------------------------------------------------------------------------------------
Ishares MSCI Taiwan
Index Fund               MSCI TAIW  464286731        3,434   269,770 SH       SOLE                                269,770
------------------------------------------------------------------------------------------------------------------------------------
iShares S&P Latin Amer
40                      S&P LATIN A 464287390        7,070    50,418 SH       SOLE                                 50,418
------------------------------------------------------------------------------------------------------------------------------------
Ishr China 25 Fund       FTSE XNHUA 464287184        8,706   117,208 SH       SOLE                                117,208
------------------------------------------------------------------------------------------------------------------------------------
Japan Smaller Cap Fund
Inc                      COMMON     47109U104        2,707   163,574 SH       SOLE                                163,574
------------------------------------------------------------------------------------------------------------------------------------
Komag Inc                COMMON     500453204        6,129   128,769 SH       SOLE                                128,769
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications       COMMON     502424104       15,314   178,508 SH       SOLE                                178,508
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer
Hldgs New                COMMON     50540R409       16,734   286,156 SH       SOLE                                286,156
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 6                                                                                                               03/31/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lawson Software Inc      COMMON     52078P102        3,705   482,995 SH       SOLE                                482,995
------------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli)& Co          COMMON     532457108       10,726   193,963 SH       SOLE                                193,963
------------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp  COMMON     56501R106       23,746   378,296 SH       SOLE                                378,296
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp            COMMON     58155Q103       10,307   197,712 SH       SOLE                                197,712
------------------------------------------------------------------------------------------------------------------------------------
Medarex Inc              COMMON     583916101        4,582   346,630 SH       SOLE                                346,630
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc            COMMON     584699102        5,005   136,815 SH       SOLE                                136,815
------------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp     COMMON     587200106        4,965   449,352 SH       SOLE                                449,352
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.        COMMON     589331107        8,868   251,729 SH       SOLE                                251,729
------------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group Inc       COMMON     590479101        3,708   324,117 SH       SOLE                                324,117
------------------------------------------------------------------------------------------------------------------------------------
Metlife Inc              COMMON     59156R108       26,354   544,842 SH       SOLE                                544,842
------------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk     COMMON     M7061C100       10,011   387,124 SH       SOLE                                387,124
------------------------------------------------------------------------------------------------------------------------------------
MTC Technologies Inc     COMMON     55377A106        4,255   152,016 SH       SOLE                                152,016
------------------------------------------------------------------------------------------------------------------------------------
Mylan Labs               COMMON     628530107       15,956   681,899 SH       SOLE                                681,899
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq - 100 Trust Ser 1 COMMON     631100104        2,954    70,440 SH       SOLE                                 70,440
------------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences
Inc                      COMMON     64125C109       10,526   163,098 SH       SOLE                                163,098
------------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd         COMMON     653656108        5,217   102,377 SH       SOLE                                102,377
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp    COMMON     655844108       16,689   308,654 SH       SOLE                                308,654
------------------------------------------------------------------------------------------------------------------------------------
Novartis AG-ADR           ADR       66987V109        9,354   168,719 SH       SOLE                                168,719
------------------------------------------------------------------------------------------------------------------------------------
OSI Systems Inc          COMMON     671044105        1,148    54,307 SH       SOLE                                 54,307
------------------------------------------------------------------------------------------------------------------------------------
Pan American Silver C    COMMON     697900108        4,090   161,025 SH       SOLE                                161,025
------------------------------------------------------------------------------------------------------------------------------------
PDL BioPharma Inc.       COMMON     69329y104        5,635   171,784 SH       SOLE                                171,784
------------------------------------------------------------------------------------------------------------------------------------

Page 5 of 6                                                                                                               03/31/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group
Inc                      COMMON     705324101       15,846   154,380 SH       SOLE                                154,380
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc               COMMON     717081103        8,371   335,932 SH       SOLE                                335,932
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge             COMMON     717265102       30,525   379,052 SH       SOLE                                379,052
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp        COMMON     717265102       22,238   276,150 SH       SOLE                                276,150
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing           COMMON     730448107        7,311   145,500 SH       SOLE                                145,500
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial Inc COMMON     744320102       45,975   606,451 SH       SOLE                                606,451
------------------------------------------------------------------------------------------------------------------------------------
QLogic Corp              COMMON     747277101        6,562   339,117 SH       SOLE                                339,117
------------------------------------------------------------------------------------------------------------------------------------
Quality Systems Inc      COMMON     747582104        6,109   184,562 SH       SOLE                                184,562
------------------------------------------------------------------------------------------------------------------------------------
Rio Tinto                 ADR       767204100       36,276   175,244 SH       SOLE                                175,244
------------------------------------------------------------------------------------------------------------------------------------
Rio Tinto Plc             ADR       767204100       16,555    79,975 SH       SOLE                                 79,975
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Depos Receipt    COMMON     78462F103        2,946    22,691 SH       SOLE                                 22,691
------------------------------------------------------------------------------------------------------------------------------------
Sandisk Corp             COMMON     80004C101       31,771   552,349 SH       SOLE                                552,349
------------------------------------------------------------------------------------------------------------------------------------
SAP AG-ADR                ADR       803054204        9,689   178,375 SH       SOLE                                178,375
------------------------------------------------------------------------------------------------------------------------------------
Seagate Technology       COMMON     G7945J104        6,699   254,412 SH       SOLE                                254,412
------------------------------------------------------------------------------------------------------------------------------------
SkyWest Inc              COMMON     830879102       11,118   379,852 SH       SOLE                                379,852
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp     COMMON     84265V105       18,239   215,893 SH       SOLE                                215,893
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp     COMMON     84265V105       12,327   145,919 SH       SOLE                                145,919
------------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy      COMMON     845467109       11,811   366,912 SH       SOLE                                366,912
------------------------------------------------------------------------------------------------------------------------------------
SRA International Inc    COMMON     78464R105       11,778   312,170 SH       SOLE                                312,170
------------------------------------------------------------------------------------------------------------------------------------
Steris Corp rated: b-    COMMON     859152100        4,151   168,197 SH       SOLE                                168,197
------------------------------------------------------------------------------------------------------------------------------------
Techne Corp              COMMON     878377100        5,025    83,554 SH       SOLE                                 83,554
------------------------------------------------------------------------------------------------------------------------------------

Page 6 of 6                                                                                                               03/31/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical -SP
ADR                       ADR       881624209       22,045   535,341 SH       SOLE                                535,341
------------------------------------------------------------------------------------------------------------------------------------
Theravance Inc           COMMON     88338T104        5,121   182,637 SH       SOLE                                182,637
------------------------------------------------------------------------------------------------------------------------------------
Tibco Software Inc       COMMON     88632Q103        5,262   629,429 SH       SOLE                                629,429
------------------------------------------------------------------------------------------------------------------------------------
Titanium Metals Corp     COMMON     888339207       15,159   312,228 SH       SOLE                                312,228
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp       COMMON     907818108       12,654   135,551 SH       SOLE                                135,551
------------------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp COMMON     91307C102        4,510    68,038 SH       SOLE                                 68,038
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group Inc     COMMON     90341W108       13,424   335,588 SH       SOLE                                335,588
------------------------------------------------------------------------------------------------------------------------------------
Verint Systems Ince      COMMON     92343X100        5,275   149,132 SH       SOLE                                149,132
------------------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals   COMMON     92532F100        4,333   118,424 SH       SOLE                                118,424
------------------------------------------------------------------------------------------------------------------------------------
Viisage Technology Inc   COMMON     92675K205        5,280   301,565 SH       SOLE                                301,565
------------------------------------------------------------------------------------------------------------------------------------
Western Digital          COMMON     958102105       14,564   749,551 SH       SOLE                                749,551
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                    COMMON     983024100        9,225   190,123 SH       SOLE                                190,123
------------------------------------------------------------------------------------------------------------------------------------
XTO Corp                 COMMON     98385X106       20,273   465,292 SH       SOLE                                465,292
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL                                1,347,717
------------------------------------------------------------------------------------------------------------------------------------